	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments		December 31, 2023 (unaudited)
		Shares	Value (Note 1)
96.49%	COMMON STOCKS
26.62%	BUSINESS SERVICES
	ANSYS, Inc.(A) . . . . . . . . . . . .	425,066	$ 154,247,950
	Clearwater Analytics Holdings, Inc.(A) . .	2,196,534	43,996,576
	DoubleVerify Holdings, Inc.(A) . . . . .	1,609,349	59,191,856
	Enfusion Inc.(A)(B) . . . . . . . . . . .	7,044,500	68,331,650
	EngageSmart, Inc.(A) . . . . . . . . .	339,724	7,779,680
	Guidewire Software, Inc.(A) . . . . . .	1,540,211	167,944,607
	nCino, Inc.(A) . . . . . . . . . . . .	2,433,491	81,838,302
	Paycom Software, Inc. . . . . . . . .	588,303	121,613,996
	PROS Holdings, Inc.(A) . . . . . . . .	982,134	38,096,978
	Q2 Holdings, Inc.(A) . . . . . . . . .	1,032,041	44,800,900
	Tyler Technologies, Inc.(A) . . . . . . .	319,229	133,476,029
			921,318,524
5.59%	CONSUMER RELATED
	Alarm.com Holdings, Inc.(A) . . . . . .	2,435,616	157,389,506
	Olo, Inc.(A)(B) . . . . . . . . . . . . .	6,291,380	35,986,694
			193,376,200
12.18%	INDUSTRIAL PRODUCTS & SYSTEMS
	Cognex Corp. . . . . . . . . . . .	3,284,327	137,087,809
	Energy Recovery, Inc.(A) . . . . . . .	2,670,341	50,309,224
	Helios Technologies, Inc.(B) . . . . . .	1,942,951	88,112,828
	Vicor Corp.(A) . . . . . . . . . . . . . . . . . . . . . . . .	872,075	39,191,051
	Xometry, Inc.(A)(B) . . . . . . . . . . .	2,975,601	106,853,832
			421,554,744
20.65%	INFORMATION/KNOWLEDGE MANAGEMENT
	Alteryx, Inc. Class A(A) . . . . . . . .	115,019	5,424,296
	AppFolio, Inc.(A) . . . . . . . . . . .	920,335	159,438,835
	Datadog, Inc. Class A(A) . . . . . . .	1,300,633	157,870,834
	Manhattan Associates, Inc.(A) . . . . .	651,052	140,184,517
	Smartsheet, Inc.(A) . . . . . . . . . .	3,714,022	177,604,532
	Workiva, Inc.(A) . . . . . . . . . . .	733,379	74,459,970
			714,982,984

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments - continued		December 31, 2023 (unaudited)
		Shares	Value (Note 1)
29.61%	MEDICAL/HEALTH CARE
	10x Genomics, Inc.(A) . . . . . . . . .	2,105,322	$117,813,819
	Bio-Techne Corp. . . . . . . . . . .	2,169,662	167,411,120
	Cytek Biosciences, Inc.(A) . . . . . . .	4,548,308	41,480,569
	Glaukos Corp.(A) . . . . . . . . . . .	1,518,310	120,690,462
	Inari Medical, Inc.(A) . . . . . . . . .	273,963	17,785,678
	Inogen, Inc.(A) . . . . . . . . . . . .	141,994	779,547
	Ironwood Pharmaceuticals, Inc.(A) . . .	1,772,312	20,275,249
	OrthoPediatrics Corp.(A)(B) . . . . . . .	1,762,384	57,295,104
	QuidelOrtho Corp.(A) . . . . . . . . .	156,718	11,550,117
	Repligen Corp.(A) . . . . . . . . . .	881,399	158,475,540
	Shockwave Medical, Inc.(A) . . . . . .	38,447	7,326,460
	Tandem Diabetes Care, Inc.(A) . . . . .	33,139	980,252
	Veeva Systems, Inc. Class A(A) . . . .	858,563	165,290,549
	Vericel Corp.(A)(B) . . . . . . . . . . .	3,869,381	137,788,657
			1,024,943,123
1.84%	MISCELLANEOUS
	CryoPort, Inc.(A)(B) . . . . . . . . . .	2,570,760	39,821,072
	Neogen Corp.(A) . . . . . . . . . . .	1,181,646	23,762,901
			63,583,973
96.49%	TOTAL COMMON STOCK . . . . . .	. . . . . . . .	3,339,759,548
2.13%	SHORT TERM INVESTMENTS
	First American Treasury Obligations
	Fund-X Class 5.28%(C) . . . . . . .	73,798,052	73,798,052
98.62%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	3,413,557,600
1.38%	Assets net of liabilities . . . . . . . .	. . . . . . . .	47,864,470
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$3,461,422,070

(A)Non-income producing

(B)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issurer. See Note 1 for more information.

(C)Effective 7 day yield as of December 31, 2023

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Medical/Health Care . . . . . . . . . . . . .	29.61%	$ 1,024,943,123
Business Services . . . . . . . . . . . . . .	26.62%	921,318,524
Information/Knowledge Management . . . . .	20.65%	714,982,984
Industrial Products & Systems . . . . . . . .	12.18%	421,554,744
Consumer Related . . . . . . . . . . . . .	5.59%	193,376,200
Miscellaneous . . . . . . . . . . . . . . .	1.84%	63,583,973
Short Term Investments . . . . . . . . . . .	2.13%	73,798,052
Assets net of liabilities . . . . . . . . . . . .	1.38%	47,864,470
Total . . . . . . . . . . . . . . . . . . . .	100.00%	$ 3,461,422,070

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY FUND
Schedule of Investments		December 31, 2023 (unaudited)
			Shares	Value (Note 1)
99.64%	COMMON STOCKS
19.03%	BUSINESS SERVICES
	Bright Horizons Family Solutions(A) . . .	.	21,232	$ 2,000,904
	Envestnet, Inc.(A) . . . . . . . . . . .	.	11,353	562,201
	Equifax, Inc. . . . . . . . . . . . . .		9,699	2,398,466
	Five9, Inc.(A) . . . . . . . . . . . . .	.	26,350	2,073,481
	Jack Henry & Associates, Inc. . . . . .	.	9,674	1,580,828
	Paycom Software, Inc. . . . . . . . .	.	10,491	2,168,699
	Tyler Technologies, Inc.(A) . . . . . . .	.	7,335	3,066,910
				13,851,489
5.67%	CONSUMER RELATED
	Chipotle Mexican Grill, Inc.(A) . . . . . .		830	1,898,177
	Expedia Group, Inc.(A) . . . . . . . . .		2,351	356,858
	O’Reilly Automotive, Inc.(A) . . . . . . .		441	418,985
	Tractor Supply Co. . . . . . . . . . .		1,537	330,501
	Ulta Beauty, Inc.(A) . . . . . . . . . .	.	2,289	1,121,587
				4,126,108
10.86%	FINANCIAL SERVICES
	Broadridge Financial Solutions, Inc. . .	.	13,285	2,733,389
	Fleetcor Technologies, Inc.(A) . . . . . .		12,036	3,401,494
	MarketAxess Holdings, Inc. . . . . . .	.	4,950	1,449,607
	T Rowe Price Group, Inc. . . . . . . .	.	2,971	319,947
				7,904,437
14.55%	INDUSTRIAL PRODUCTS & SYSTEMS
	Cognex Corp. . . . . . . . . . . . .		35,399	1,477,554
	Entegris, Inc. . . . . . . . . . . . . .		16,892	2,023,999
	Fastenal Co. . . . . . . . . . . . . .		6,515	421,977
	RBC Bearings, Inc.(A) . . . . . . . . .	.	9,689	2,760,299
	Simpson Manufacturing Co., Inc. . . . .		12,265	2,428,225
	SiteOne Landscape Supply, Inc.(A) . . .	.	9,071	1,474,038
				10,586,092

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY FUND
Schedule of Investments - continued		December 31, 2023 (unaudited)
			Shares	Value (Note 1)
26.68%	INFORMATION/KNOWLEDGE MANAGEMENT
	Ansys, Inc.(A) . . . . . . . . . . . . .		6,003	$2,178,369
	Autodesk, Inc.(A) . . . . . . . . . . .	.	12,183	2,966,317
	Bentley Systems, Inc. Class B . . . . .	.	54,123	2,824,138
	Guidewire Software, Inc.(A) . . . . . . .		18,868	2,057,367
	HubSpot, Inc.(A) . . . . . . . . . . . .		5,237	3,040,288
	Manhattan Associates, Inc.(A) . . . . . .		14,547	3,132,260
	Shopify, Inc. Class A(A) . . . . . . . . .		41,297	3,217,036
				19,415,775
22.85%	MEDICAL/HEALTH CARE
	Align Technology, Inc.(A) . . . . . . . .		9,769	2,676,706
	Charles River Laboratories Int’l, Inc.(A) . .		14,326	3,386,666
	Dexcom, Inc.(A) . . . . . . . . . . . .		22,107	2,743,258
	Edwards Lifescience Corp.(A) . . . . . .		16,760	1,277,950
	Insulet Corp.(A) . . . . . . . . . . . .		8,483	1,840,641
	Jazz Pharmaceuticals plc(A) . . . . . .	.	1,070	131,610
	Masimo Corp.(A) . . . . . . . . . . .	.	3,275	383,863
	Omnicell, Inc.(A) . . . . . . . . . . . .		35,092	1,320,512
	Teladoc Health, Inc.(A) . . . . . . . . .		4,421	95,273
	Veeva Systems, Inc. Class A(A) . . . . .		13,126	2,527,018
	Zoetis, Inc. . . . . . . . . . . . . .	.	1,249	246,515
				16,630,012
99.64%	TOTAL COMMON STOCK . . . . . . . . . . . . . . .			72,513,913
0.41%	SHORT TERM INVESTMENTS
	First American Treasury Obligations Fund -
	X Class 5.28%(B) . . . . . . . . . .		301,677	301,677
100.05%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .			72,815,590
(0.05%)	Liabilities in excess of other assets . . . . . . . . . . .			(39,899)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .			$72,775,691

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2023

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MID COMPANY FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
Summary of Investments by Sector
		% of
Sector		Net Assets	Value
Information/Knowledge Management . . . . . .	.	26.68%	$ 19,415,775
Medical/Health Care . . . . . . . . . . . . . .		22.85%	16,630,012
Business Services . . . . . . . . . . . . . . .		19.03%	13,851,489
Industrial Products & Systems . . . . . . . . .	.	14.55%	10,586,092
Financial Services . . . . . . . . . . . . . . .		10.86%	7,904,437
Consumer Related . . . . . . . . . . . . . .	.	5.67%	4,126,108
Short Term Investments . . . . . . . . . . . .	.	0.41%	301,677
Liabilities in excess of other assets . . . . . . .	.	(0.05%)	(39,899)
Total . . . . . . . . . . . . . . . . . . . . .		100.00%	$ 72,775,691

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments	December 31, 2023 (unaudited)
		Shares	Value (Note 1)
97.04%	COMMON STOCKS
9.98%	AUSTRALIA
	Atlassian Corp. Class A(A) . . . . . . . .	7,373	$ 1,753,742
	Cochlear Ltd. . . . . . . . . . . . . .	15,378	3,129,862
	REA Group Ltd. . . . . . . . . . . . .	16,056	1,982,026
			6,865,630
6.07%	CANADA
	The Descartes Systems Group, Inc.(A) . . .	27,571	2,316,501
	Shopify, Inc. Class A(A) . . . . . . . . . .	23,848	1,857,759
			4,174,260
7.66%	DENMARK
	Chr Hansen Holding A/S . . . . . . . .	26,783	2,245,699
	Novo Nordisk A/S . . . . . . . . . . .	29,265	3,025,441
			5,271,140
4.17%	FRANCE
	Dassault Systemes SE . . . . . . . . .	42,236	2,062,516
	Ipsen SA(A) . . . . . . . . . . . . . . .	6,747	803,675
			2,866,191
7.04%	GERMANY
	Carl Zeiss Meditec AG . . . . . . . . .	17,976	1,961,437
	Rational AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,732	1,337,470
	SAP SE . . . . . . . . . . . . . . . .	10,011	1,541,480
			4,840,387
1.90%	HONG KONG
	Kingdee International Software(A) . . . . .	563,146	820,721
	Kingsoft Corp. Ltd. . . . . . . . . . . . . . . . . . . . . . .	156,643	483,460
			1,304,181

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		December 31, 2023 (unaudited)
			Shares	Value (Note 1)
6.82%	IRELAND
	Flutter Entertainment plc(A) . . . . . . .	.	9,647	$ 1,703,965
	Icon plc(A) . . . . . . . . . . . . . .	.	10,547	2,985,539
				4,689,504
7.76%	ISRAEL
	Check Point Software Technologies Ltd.(A)	.	6,711	1,025,374
	CyberArk Software Ltd.(A) . . . . . . .	.	9,261	2,028,622
	Mobileye Global, Inc. Class A(A) . . . . .	.	30,461	1,319,571
	Monday.com Ltd.(A) . . . . . . . . . .	.	5,116	960,836
				5,334,403
1.84%	ITALY
	Azimut Holding S.p.A . . . . . . . . .	.	48,391	1,262,876
6.14%	JAPAN
	CyberAgent, Inc.(A) . . . . . . . . . .	.	106,400	667,905
	GMO Payment Gateway, Inc.(A) . . . . .	.	15,000	1,042,340
	Kakaku.com, Inc.(A) . . . . . . . . . .	.	66,900	828,421
	M3, Inc.(A) . . . . . . . . . . . . . .	.	31,400	519,548
	MonotaRO Co. Ltd.(A) . . . . . . . . .	.	106,600	1,163,906
				4,222,120
4.44%	NETHERLANDS
	ASML Holding NV . . . . . . . . . .	.	2,129	1,602,203
	Wolters Kluwer NV . . . . . . . . . .	.	10,230	1,453,459
				3,055,662
2.28%	NEW ZEALAND
	Xero Ltd.(A) . . . . . . . . . . . . .	.	20,526	1,570,789
1.36%	NORWAY
	Autostore Holdings Ltd.(A) . . . . . . .	.	474,221	932,582
2.76%	POLAND
	InPost SA(A) . . . . . . . . . . . . .	.	137,489	1,899,535

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value (Note 1)
2.26%	SPAIN
	Grifols SA(A) . . . . . . . . . . . . . .	91,288	$1,557,511
14.12%	SWITZERLAND
	Chocoladefabriken Lindt & Sprüngli AG . .	102	1,223,685
	Givaudan SA . . . . . . . . . . . . .	641	2,655,305
	Partners Group Holding AG . . . . . . .	1,424	2,053,757
	Tecan Group AG . . . . . . . . . . . .	3,942	1,609,515
	Temenos Group AG . . . . . . . . . .	23,375	2,173,940
			9,716,202
7.27%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	363,244	1,449,216
	Dechra Pharmaceuticals plc . . . . . . .	1,393	68,502
	Diageo plc . . . . . . . . . . . . . .	27,320	994,556
	Ocado Group plc(A) . . . . . . . . . . .	98,029	947,640
	RELX plc . . . . . . . . . . . . . . .	38,856	1,540,313
			5,000,227
3.17%	URUGUAY
	MercadoLibre, Inc.(A) . . . . . . . . . .	1,386	2,178,154
97.04%	TOTAL COMMON STOCK . . . . . . . . . . . . . . .		66,741,354
1.61%	SHORT TERM INVESTMENTS
	First American Treasury Obligations Fund -
	X Class 5.28%(B) . . . . . . . . . . .	1,105,363	1,105,363
98.65%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		67,846,717
1.35%	Assets net of liabilities . . . . . . . . . . . . . . . . .		927,640
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$68,774,357

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2023

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
Summary of Investments by Sector
		% of
Sector		Net Assets	Value
Information Technology . . . . . . . . . . . .	.	30.88%	$ 21,240,283
Health Care . . . . . . . . . . . . . . . . .	.	22.77%	15,661,031
Industrials . . . . . . . . . . . . . . . . . .	.	10.75%	7,394,682
Consumer Discretionary . . . . . . . . . . . .		10.30%	7,081,912
Materials . . . . . . . . . . . . . . . . . . .		7.13%	4,901,004
Financials . . . . . . . . . . . . . . . . . .	.	6.93%	4,765,848
Communication Services . . . . . . . . . . . .		5.06%	3,478,353
Consumer Staples . . . . . . . . . . . . . .	.	3.22%	2,218,241
Short Term Investments . . . . . . . . . . . .	.	1.61%	1,105,363
Assets net of liabilities . . . . . . . . . . . . .		1.35%	927,640
Total . . . . . . . . . . . . . . . . . . . . .		100.00%	$ 68,774,357

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments		December 31, 2023 (unaudited)
		Shares	Value (Note 1)
97.61%	COMMON STOCKS
12.66%	AUSTRALIA
	Pro Medicus Ltd. . . . . . . . . . .	613,434	$ 40,059,273
	REA Group Ltd. . . . . . . . . . . .	1,079,502	133,258,683
	WiseTech Global Ltd. . . . . . . . .	1,958,978	100,614,785
			273,932,741
9.13%	CANADA
	The Descartes Systems Group, Inc.(A) .	1,324,044	111,245,476
	Kinaxis, Inc.(A) . . . . . . . . . . . .	769,996	86,416,441
			197,661,917
3.35%	DENMARK
	Ambu A/S(A) . . . . . . . . . . . . .	4,663,755	72,656,423
12.97%	FRANCE
	Esker SA . . . . . . . . . . . . . .	259,609	45,740,524
	Interparfums SA . . . . . . . . . . .	1,636,065	91,028,963
	Lectra(B) . . . . . . . . . . . . . .	2,607,099	89,940,656
	VusionGroup(A) . . . . . . . . . . .	359,256	53,858,258
			280,568,401
9.67%	GERMANY
	Evotec AG(A) . . . . . . . . . . . .	3,506,466	82,373,925
	Nexus AG(B) . . . . . . . . . . . . .	1,267,119	81,412,088
	Stratec Biomedical AG(B) . . . . . . .	903,154	45,414,935
			209,200,948
1.21%	HONG KONG
	Kingdee International Software(A) . . .	17,998,492	26,230,754
2.34%	INDIA
	Crisil Ltd.(A) . . . . . . . . . . . . . . . . . . . . . . . . . .	970,168	50,561,068

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		December 31, 2023 (unaudited)
		Shares	Value (Note 1)
0.44%	IRELAND
	Flutter Entertainment plc(A) . . . . . .	54,309	$9,592,687
7.88%	ISRAEL
	CyberArk Software Ltd.(A) . . . . . . .	542,544	118,844,263
	Global-e Online Ltd.(A) . . . . . . . .	1,301,193	51,566,279
			170,410,542
2.62%	ITALY
	Azimut Holding SpA . . . . . . . . .	2,171,327	56,665,824
10.43%	JAPAN
	GMO Payment Gateway, Inc.(A) . . . .	550,835	38,277,173
	HIDAY HIDAKA CORP.(A)(B) . . . . . . . . . . . . .	2,500,359	50,468,239
	Kakaku.com, Inc.(A) . . . . . . . . . .	2,167,587	26,841,184
	M3, Inc.(A) . . . . . . . . . . . . . .	306,321	5,068,418
	SMS Co. Ltd.(A) . . . . . . . . . . .	2,066,980	42,505,025
	Software Service, Inc.(A)(B) . . . . . . .	458,125	31,938,785
	Towa Pharmaceutical Co. Ltd.(A) . . . .	1,830,895	30,540,887
			225,639,711
9.38%	SWEDEN
	Fortnox AB . . . . . . . . . . . . .	7,727,890	46,186,288
	Hemnet Group AB . . . . . . . . .	3,471,543	83,088,075
	MIPS AB . . . . . . . . . . . . . .	630,284	22,777,850
	Sectra AB . . . . . . . . . . . . .	2,843,341	50,816,788
			202,869,001
1.58%	SWITZERLAND
	Partners Group Holding AG . . . . .	23,764	34,273,506

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		December 31, 2023 (unaudited)
		Shares	Value (Note 1)
13.95%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . .	12,794,330	$51,044,897
	Dechra Pharmaceuticals plc . . . . .	1,504,154	73,968,186
	PayPoint plc . . . . . . . . . . . .	3,208,833	21,268,698
	Playtech plc(A) . . . . . . . . . . . .	529,966	3,030,384
	Rightmove plc . . . . . . . . . . .	6,341,275	46,525,154
	Victrex plc . . . . . . . . . . . . .	2,339,658	45,389,717
	YouGov plc . . . . . . . . . . . . .	4,032,454	60,651,546
			301,878,582
97.61%	TOTAL COMMON STOCK . . . . . .	. . . . . . .	2,112,142,105
2.42%	SHORT TERM INVESTMENTS
	First American Treasury Obligations
	Fund - X Class 5.28%(C) . . . . . .	52,303,004	52,303,004
100.03%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	2,164,445,109
(0.03%)	Liabilities in excess of other assets . .	. . . . . . . .	(577,870)
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . .	$2,163,867,239

(A)Non-income producing

(B)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issurer. See Note 1 for more information.

(C)Effective 7 day yield as of December 31, 2023

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Business Services . . . . . . . . . . . . . .	35.43%	$766,681,157
Information/Knowledge Management . . . . .	31.17%	674,419,837
Medical/Health Care . . . . . . . . . . . . .	10.67%	230,986,170
Consumer Related . . . . . . . . . . . . .	8.18%	176,898,124
Industrial Products & Systems . . . . . . . .	6.25%	135,330,373
Miscellaneous . . . . . . . . . . . . . . .	5.91%	127,826,445
Short Term Investments . . . . . . . . . . .	2.42%	52,303,004
Liabilities in excess of other assets . . . . . .	(0.03%)	(577,870)
Total . . . . . . . . . . . . . . . . . . . .	100.00%	$2,163,867,239

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments	December 31, 2023 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies that have total operating revenues of $500 million to $2.5 billion at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non-U.S. based companies.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2023 (unaudited)

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over- the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2023 (unaudited)

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2– Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3– Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2023 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2023:

Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$3,339,759,548	$—	$—	$3,339,759,548
Short Term Investments . . .	73,798,052	—	—	73,798,052
Total . . . . . . . . . . . .	$3,413,557,600	$—	$—	$3,413,557,600

Mid Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$72,513,913	$—	$—	$72,513,913
Short Term Investments . . .	301,677	—	—	301,677
Total . . . . . . . . . . . .	$72,815,590	$—	$—	$72,815,590

International All Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$66,741,354	$—	$—	$66,741,354
Short Term Investments . . .	1,105,363	—	—	1,105,363
Total . . . . . . . . . . . .	$67,846,717	$—	$—	$67,846,717

International Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$2,112,142,105	$—	$—	$2,112,142,105
Short Term Investments . . .	52,303,004	—	—	52,303,004
Total . . . . . . . . . . . .	$2,164,445,109	$—	$—	$2,164,445,109

*See Schedule of Investments for sector/country classifications.

For the period ended December 31, 2023 the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2023 (unaudited)

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/(loss) or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the exchange rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments often involve market risk, credit risk, or both risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may also arise from the possible inability of counterparties to meet the terms of their contracts and from unanticipated movements in currency and securities values and interest rates.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2023 (unaudited)

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended December 31, 2023 the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the tables below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

QUARTERLY REPORT

		BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Notes to Schedules of Investments - continued						December 31, 2023 (unaudited)
Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in
								Realized
Security Name	as of	Purchases	Sales	as of	as of	Dividends	Unrealized
	September 30, 2023			December 31, 2023	December 31, 2023		Gain (Loss)	Gain/Loss
Cryoport, Inc. . . . . . .	$61,129,654	$844,779	$ (18,381,467)	$39,821,072	2,570,760	$—	$86,553,925	$(90,325,819)
Enfusion, Inc. . . . . . .	56,951,014	6,190,699	—	68,331,650	7,044,500	—	5,189,937	—
Helios Technologies, Inc .	96,753,403	22,646,334	(12,651,347)	88,112,828	1,942,951	156,954	(14,899,907)	(3,735,655)
Olo, Inc - Class A . . . . .	58,640,705	—	(17,679,686)	35,986,694	6,291,380	—	47,668,372	(52,642,697)
OrthoPediatrics Corp. . . .	62,580,480	—	(4,714,686)	57,295,104	1,762,384	—	5,808,765	(6,379,455)
Vericel Corp. . . . . . .	129,701,651	—	—	137,788,657	3,869,381	—	8,087,006	—
Xometry, Inc. . . . . . .	59,150,832	—	(7,302,745)	106,853,832	2,975,601	—	77,260,248	(22,254,503)
Investments no longer affiliated as of June 30, 2023				$534,189,837	26,456,957	$156,954	$215,668,346	$(175,338,129)

Alarm.com Holding, Inc. . .	$171,989,143	$—	$ (20,717,111)	$157,389,506	2,435,616	$—	$19,524,191	$(13,406,717)
AppFolio, Inc. - Class A . .	192,582,239	—	(25,479,159)	159,438,835	920,335	—	(19,166,642)	11,502,397
Cytek Biosciences, Inc. . .	38,899,617	—	(10,763,981)	41,480,569	4,548,308	—	37,181,240	(23,836,307)
				$358,308,910	7,904,259	$—	$37,538,789	$(25,740,627)

GRAND TOTAL . . . . . . . . . . . . . . . . . . . . . . . .			. . . . . . .	$892,498,747	34,361,216	$156,954	$253,207,135	$(201,078,756)

International Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in
								Realized
Security Name	as of	Purchases	Sales	as of	as of	Dividends	Unrealized
	September 30, 2023			December 31, 2023	December 31, 2023		Gain (Loss)	Gain/(Loss)
HIDAY HIDAKA Corp. . . .	$50,595,641		$(5,122,815)	$50,468,239	2,500,359	$—	$4,905,289	$90,124
Lectra . . . . . . . . .	75,320,240		(4,113,007)	89,940,656	2,607,099	—	21,157,768	(2,424,345)
Nexus AG . . . . . . . .	75,380,387		(5,484,724)	81,412,088	1,267,119	—	13,641,968	(2,125,543)
Software Service, Inc. . . .	32,720,567		(1,575,134)	31,938,785	458,125	339,700	1,657,634	(864,282)
Stratec Biomedical AG . .	45,122,275		(2,778,011)	45,414,935	903,154	—	9,222,208	(6,151,537)
Investments no longer affiliated as of December 31, 2023				$299,174,703	7,735,856	$339,700	$50,584,867	$(11,475,583)

				$21,268,698	3,208,833	$388,108	$2,731,667	$(1,967,892)
PayPoint PLC . . . . . .	$22,795,506		$(2,290,583)
				$21,268,698	3,208,833	$388,108	$2,731,667	$(1,967,892)

GRAND TOTAL . . . . . . . . . . . . . . . . . . . . . . . .			. . . . . . .	$320,443,401	10,944,689	$727,808	$53,316,534	$(13,443,475)

QUARTERLY REPORT